DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2022
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

13. DERIVATIVE LIABILITIES

Purchase Consideration and Contingent Consideration

The earn-out provision related to the acquisition of Sira is measured at fair value by taking a probability weighted average of possible outcomes, as estimated by management, and discounting the payment to a present value. As of December 31, 2022 and December 31, 2021, the fair value was $26,652 and $25,316, respectively.

The earn-out provisions related to the acquisitions of Oasis, GSD, PA Natural, and Cultivauna are measured at fair value based on unobservable inputs and are considered a Level 3 measurement. The provision uses a Monte-Carlo simulation to estimate the fair value through the end of the earn-out period based on the Company’s share price at the acquisition date and other inputs based on other observable market data.Refer to Note 16 for assumptions used.

As of December 31, 2022, the fair value of the Oasis, GSD, and Cultivauna earn-out provisions were $nil, $63,429, and $9 respectively. As of December 31, 2021, the fair value of the Oasis, GSD, and PA Natural earn-out provisions were $28,667, $91,671, and $39,868, respectively.

In March 2022, the Company paid and settled the earn-out provision related to the PA Natural acquisition. The Company paid $10,000 of cash, issued $14,934 of promissory notes, and issued $11,748 of Equity Shares, and recognized a gain during the period of $3,186 on the change in fair value of the contingent consideration obligation.

As of December 31, 2022 the contingent consideration related to Sira and Cultivauna ($26,661) represent a non-current liability while the consideration related to GSD represent a current liability ($63,429).

In May 2022, the Company acquired Herbal Remedies and recorded a fair value adjustment on the purchase consideration settlement of $1,780 related to the issuance of a promissory note.

The fair value adjustment relating to derivative liabilities has been included in the statements of operations under “Fair value gain on financial liabilities” as detailed below:

	Year Ended
	December 31,	December 31,
	2022	2021
Gain from FV adjustment on contingent consideration	$61,675	$83,657
Gain (loss) from FV adjustment on purchase consideration settlement	(1,780)	102
Gain from settlement of contingent consideration	3,186	—
Total	$63,081	$83,759